T. ROWE PRICE TOTAL RETURN ETF

August 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.4%
Car Loan 2.6%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.13%, 3/18/26	150	143
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 2/16/27	100	92
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	175
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	45
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	189
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	55	53
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	27
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	265	253
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	283
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	99
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	5	5
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	90
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	260
Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	70	65
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	39
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	99
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26 (1)	190	186
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	127	126
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	34
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	53
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	159
		2,605
Other Asset-Backed Securities 10.6%
Applebee's Funding/IHOP Funding, Series 2023-1A, Class A2, 7.824%, 3/5/53 (1)	400	397
AXIS Equipment Finance Receivables, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	90
AXIS Equipment Finance Receivables, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	171	170
Ballyrock, Series 2021-1A, Class A1, CLO, FRN, 3M TSFR + 1.32%, 6.63%, 4/15/34 (1)	310	308
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M TSFR + 2.41%, 7.72%, 1/15/35 (1)	250	244
CIFC Funding, Series 2020-1A, Class A1R, CLO, FRN, 3M TSFR + 1.41%, 6.72%, 7/15/36 (1)	250	249
CIFC Funding, Series 2021-4A, Class B, CLO, FRN, 3M TSFR + 1.84%, 7.15%, 7/15/33 (1)	250	246
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	30
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	55
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	65
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M TSFR + 1.38%, 6.761%, 5/20/34 (1)	300	298
Dryden, Series 2020-86A, Class BR, CLO, FRN, 3M TSFR + 1.96%, 7.27%, 7/17/34 (1)	410	402

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FirstKey Homes, Series 2020-SFR1, Class A, 1.339%, 8/17/37 (1)	99	90
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	264
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	145	135
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	50	49
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	65	63
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1)	171	161
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	201	160
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	95	93
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	95	89
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	145	133
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31 (1)	370	361
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29 (1)	140	139
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	204
HPS Loan Management, Series 2021-16A, Class A1, CLO, FRN, 3M TSFR + 1.40%, 6.747%, 1/23/35 (1)	385	380
KKR, Series 13, Class B1R, CLO, FRN, 3M TSFR + 1.41%, 6.72%, 1/16/28 (1)	250	248
KKR, Series 36A, Class A, CLO, FRN, 3M TSFR + 1.44%, 6.75%, 10/15/34 (1)	250	248
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	174
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	50
Madison Park Funding, Series 2019-35A, Class CR, CLO, FRN, 3M TSFR + 2.16%, 7.488%, 4/20/32 (1)	255	251
Magnetite, Series 2020-25A, Class A, CLO, FRN, 3M TSFR + 1.46%, 6.813%, 1/25/32 (1)	260	259
Magnetite, Series 2020-25A, Class B, CLO, FRN, 3M TSFR + 1.81%, 7.163%, 1/25/32 (1)	265	262
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	88
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	170	170
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	109	103
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	92	90
Neuberger Berman Loan Advisers, Series 2017-26A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 6.972%, 10/18/30 (1)	360	354
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, CLO, 3M TSFR + 1.66%, 6.982%, 1/20/32 (1)	250	246
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	83
OCP, Series 2020-19A, Class AR, CLO, FRN, 3M TSFR + 1.41%, 6.738%, 10/20/34 (1)	250	247
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	57	56
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	153	153
Peace Park, Series 2021-1A, Class B1, CLO, FRN, 3M USD LIBOR + 1.60%, 7.188%, 10/20/34 (1)	250	245
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/37 (1)	250	236
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	255	232
Progress Residential Trust, Series 2022-SFR7, Class B, 5.50%, 10/27/39 (1)	205	200
Progress Residential Trust, Series 2023-SFR1, Class B, 4.65%, 3/17/40 (1)	100	94
Sierra Timeshare Receivables Funding, Series 2018-3A, Class B, 3.87%, 9/20/35 (1)	77	77
Sierra Timeshare Receivables Funding, Series 2018-3A, Class D, 5.20%, 9/20/35 (1)	49	46
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	51	48
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	48	45
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	149	147
Sierra Timeshare Receivables Funding, Series 2023-2A, Class A, 5.80%, 4/20/40 (1)	151	152
Symphony, Series 2020-23A, Class BR, CLO, FRN, 3M TSFR + 1.86%, 7.17%, 1/15/34 (1)	250	246

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M TSFR + 2.11%, 7.463%, 10/25/29 (1)	250	238
TCI-Flatiron, Series 2018-1A, Class BR, CLO, 3M USD LIBOR + 1.40%, 7.031%, 1/29/32 (1)	265	261
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	93
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	180	180
Wellfleet, Series 2017-2A, Class A1R, CLO, FRN, 3M TSFR + 1.32%, 6.648%, 10/20/29 (1)	113	112
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M TSFR + 2.06%, 7.37%, 1/15/35 (1)	250	243
		10,852
Student Loan 0.2%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	132
SMB Private Education Loan Trust, Series 2022-D, Class B, 6.15%, 10/15/58 (1)	100	99
		231
Total Asset-Backed Securities (Cost $13,780)		13,688
BANK LOANS 4.6%
FINANCIAL INSTITUTIONS 0.7%
Insurance 0.7%
Acrisure, FRN, 3M TSFR + 5.75%, 11.121%, 2/15/27	15	15
Asurion, FRN, 3M USD LIBOR + 3.25%, 8.788%, 12/23/26	55	53
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/31/28	175	156
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/20/29	180	157
Asurion, FRN, 1M TSFR + 4.25%, 9.681%, 8/19/28	10	10
Hub International, FRN, 3M TSFR + 4.25%, 9.584%, 6/20/30 (2)	262	263
Jones Deslauriers Insurance Management, FRN, 3M TSFR + 4.25%, 3/15/30 (2)	75	75
		729
Total Financial Institutions		729
INDUSTRIAL 3.8%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 3M TSFR + 4.50%, 9.879%, 8/18/30	40	40
		40
Capital Goods 0.8%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.081%, 8/1/25	25	25
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.196%, 12/1/27	84	83
Dynasty Acquisition, FRN, 3M TSFR + 4.00%, 9.315%, 8/24/28	73	73
Dynasty Acquisition, FRN, 3M TSFR + 4.00%, 9.315%, 8/24/28	31	31
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.50%, 12.038%, 5/21/29 (3)	85	82
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%, 11.538%, 5/21/29 (3)	90	87
Filtration Group, FRN, 1M TSFR + 4.25%, 9.696%, 10/21/28	249	250
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.946%, 9/6/25 (2)	105	102
LTI Holdings, FRN, 1M TSFR + 6.75%, 9/6/26 (2)	10	9
TK Elevator, FRN, 6M TSFR + 3.50%, 9.381%, 7/30/27	49	49
		791

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Communications 0.1%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 3.50%, 8.82%, 8/21/26	59	58
Intelsat Jackson Holdings, FRN, 3M TSFR + 4.25%, 9.772%, 2/1/29	55	55
		113
Consumer Cyclical 0.4%
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.681%, 2/6/30	20	20
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.80%, 11/8/27	5	5
CNT Holdings l, FRN, 3M TSFR + 6.75%, 12.05%, 11/6/28	5	5
Formula One Holdings, FRN, 1M TSFR + 3.00%, 8.331%, 1/15/30 (2)	110	110
K-Mac Holdings, FRN, 1M TSFR + 6.75%, 12.181%, 7/30/29	10	9
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.622%, 8/1/30	25	25
Tenneco, FRN, 3M TSFR + 5.00%, 10.414%, 11/17/28	60	51
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.369%, 4/29/26	103	103
Wand Newco 3, FRN, 1M TSFR + 2.75%, 8.181%, 2/5/26	100	100
		428
Consumer Non-Cyclical 0.5%
Bausch & Lomb, FRN, 3M TSFR + 3.25%, 8.592%, 5/10/27	50	49
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.342%, 10/1/27	49	48
Medline Borrower, FRN, 1M TSFR + 3.25%, 8.696%, 10/23/28 (2)	75	75
Parexel International, FRN, 1M TSFR + 6.50%, 11.946%, 11/15/29 (3)	15	14
PetVet Care Centers, FRN, 1M TSFR + 6.25%, 11.681%, 2/13/26	110	107
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 10.431%, 2/14/25	55	55
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.696%, 11/15/28	80	79
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.75%, 9.092%, 10/1/26	49	49
		476
Energy 0.0%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.062%, 2/11/30	20	20
		20
Industrial Other 0.1%
Pike, FRN, 1M TSFR + 3.50%, 8.831%, 1/21/28	70	70
		70
Technology 1.7%
Applied Systems, FRN, 3M TSFR + 6.75%, 11.992%, 9/17/27 (2)	205	205
Applied Systems, FRN, 3M TSFR + 4.50%, 9.742%, 9/18/26 (2)	205	206
Ascend Learning, FRN, 3M TSFR + 3.50%, 8.919%, 12/11/28	35	33
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.181%, 12/10/29	90	77
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.57%, 2/15/29	48	47
Banff Merger Sub, FRN, 1M TSFR + 5.50%, 10.946%, 2/27/26	55	54
CDK Global, FRN, 3M TSFR + 4.25%, 9.492%, 7/6/29	20	20
Epicor Software, FRN, 1M TSFR + 3.25%, 8.696%, 7/30/27 (2)	104	104
Epicor Software, FRN, 1M TSFR + 7.75%, 13.181%, 7/31/28 (2)	55	55
Epicor Software, FRN, 7/30/27 (2)	25	25
McAfee, FRN, 1M TSFR + 3.75%, 9.18%, 3/1/29	60	59

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Neptune Bidco, FRN, 3M TSFR + 5.00%, 10.398%, 4/11/29	60	55
Peraton, FRN, 3M TSFR + 7.75%, 13.233%, 2/1/29	24	24
RealPage, FRN, 1M TSFR + 3.00%, 8.446%, 4/24/28	85	83
RealPage, FRN, 1M TSFR + 6.50%, 11.946%, 4/23/29	30	30
Sophia, FRN, 1M TSFR + 4.25%, 9.581%, 10/7/27 (2)	75	74
Tibco Software, FRN, 3M TSFR + 4.50%, 9.739%, 3/30/29	80	77
UKG, FRN, 3M TSFR + 3.25%, 8.618%, 5/4/26	214	214
UKG, FRN, 3M TSFR + 5.25%, 10.618%, 5/3/27	320	318
		1,760
Transportation 0.2%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.338%, 4/20/28	102	106
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.764%, 6/21/27	51	53
		159
Total Industrial		3,857
UTILITY 0.1%
Electric 0.1%
PG&E, FRN, 1M TSFR + 3.00%, 8.446%, 6/23/25	54	54
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.876%, 5/17/30	45	45
		99
Total Utility		99
Total Bank Loans (Cost $4,690)		4,685
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0
NextEra Energy, 6.926%, 9/1/25 (4)	1	52
		52
Total Utility		52
Total Convertible Preferred Stocks (Cost $57)		52
CORPORATE BONDS 19.0%
FINANCIAL INSTITUTIONS 5.7%
Banking 3.2%
Banca Transilvania, 8.875%, 4/27/27 (EUR) (5)	100	113
Banco de Credito del Peru, 3.25%, 9/30/31 (1)(5)	200	177
Banco Santander, 6.921%, 8/8/33	200	200
Bangkok Bank, 3.466%, 9/23/36 (5)	200	160
Bank of America, 1.898%, 7/23/31 (5)	40	32
Bank of America, 2.972%, 2/4/33 (5)	20	16
Bank of America, 5.288%, 4/25/34 (4)(5)	315	308
BBVA Bancomer, 8.45%, 6/29/38 (1)(5)	200	199
CaixaBank, 6.208%, 1/18/29 (1)(5)	200	199
Capital One Financial, 2.359%, 7/29/32 (5)	16	11

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital One Financial, 3.273%, 3/1/30 (5)	55	47
Capital One Financial, 5.468%, 2/1/29 (5)	24	23
Capital One Financial, 6.312%, 6/8/29 (4)(5)	130	130
Citigroup, 6.174%, 5/25/34 (5)	180	180
Fifth Third Bancorp, 2.375%, 1/28/25	10	10
Fifth Third Bancorp, 2.55%, 5/5/27	5	4
Fifth Third Bancorp, 3.95%, 3/14/28	35	32
Fifth Third Bancorp, 6.339%, 7/27/29 (5)	60	60
Goldman Sachs Group, 3.102%, 2/24/33 (4)(5)	40	33
Goldman Sachs Group, 4.482%, 8/23/28 (5)	14	13
JPMorgan Chase, 5.35%, 6/1/34 (5)	130	129
Morgan Stanley, 3.622%, 4/1/31 (5)	200	177
Morgan Stanley, 5.25%, 4/21/34 (5)	45	44
PNC Financial Services Group, 5.582%, 6/12/29 (5)	55	55
Santander UK Group Holdings, 3.823%, 11/3/28 (5)	200	180
UBS Group, 2.193%, 6/5/26 (1)(5)	250	232
UBS Group, 5.959%, 1/12/34 (1)(5)	200	201
Wells Fargo, 2.572%, 2/11/31 (5)	30	25
Wells Fargo, 5.389%, 4/24/34 (5)	110	107
Wells Fargo, 5.557%, 7/25/34 (5)	200	198
		3,295
Brokerage Asset Managers Exchanges 0.1%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	50	51
Aretec Escrow Issuer, 7.50%, 4/1/29 (1)(4)	60	54
		105
Finance Companies 0.2%
Navient, 5.00%, 3/15/27	60	55
Navient, 9.375%, 7/25/30	55	55
OneMain Finance, 9.00%, 1/15/29	80	81
		191
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)	10	8
Howard Hughes, 5.375%, 8/1/28 (1)	115	104
		112
Insurance 1.9%
Acrisure, 7.00%, 11/15/25 (1)(4)	15	14
Acrisure, 10.125%, 8/1/26 (1)	100	103
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	290	273
AmWINS Group, 4.875%, 6/30/29 (1)	49	44
AXA Equitable Holdings, 4.35%, 4/20/28	25	24
Centene, 2.50%, 3/1/31	30	24
Centene, 2.625%, 8/1/31	490	390
Centene, 3.00%, 10/15/30	10	8
Centene, 3.375%, 2/15/30	20	17

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Centene, 4.625%, 12/15/29	15	14
Enact Holdings, 6.50%, 8/15/25 (1)	50	49
Hub International, 5.625%, 12/1/29 (1)	60	53
Hub International, 7.25%, 6/15/30 (1)	315	321
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1)	120	122
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1)	140	142
UnitedHealth Group, 5.05%, 4/15/53	360	342
		1,940
Real Estate Investment Trusts 0.2%
Alexandria Real Estate Equities, 4.90%, 12/15/30	35	34
Brixmor Operating Partnership, 3.90%, 3/15/27	25	23
Brixmor Operating Partnership, 4.05%, 7/1/30	20	18
Brixmor Operating Partnership, 4.125%, 5/15/29	30	27
HAT Holdings I, 6.00%, 4/15/25 (1)(4)	67	65
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 2.50%, 11/15/32	20	14
Kilroy Realty, 3.05%, 2/15/30	30	24
Kilroy Realty, 4.25%, 8/15/29	40	35
		244
Total Financial Institutions		5,887
INDUSTRIAL 12.0%
Basic Industry 0.3%
Arsenal AIC Parent, 8.00%, 10/1/30 (1)	30	31
ATI, 7.25%, 8/15/30	20	20
Carpenter Technology, 7.625%, 3/15/30	35	35
Celanese US Holdings, 6.05%, 3/15/25	5	5
Celanese US Holdings, 6.70%, 11/15/33	40	40
GPD, 10.125%, 4/1/26 (1)(4)	25	23
Methanex, 5.125%, 10/15/27	5	5
South32 Treasury, 4.35%, 4/14/32 (1)	15	13
TMS International, 6.25%, 4/15/29 (1)(4)	55	46
Windsor Holdings III, 8.50%, 6/15/30 (1)	55	55
		273
Capital Goods 0.5%
Emerald Debt Merger Sub, 6.625%, 12/15/30 (1)	50	49
GFL Environmental, 5.125%, 12/15/26 (1)(4)	2	2
Madison IAQ, 5.875%, 6/30/29 (1)	45	38
Regal Rexnord, 6.05%, 2/15/26 (1)	15	15
Ritchie Bros Holdings, 6.75%, 3/15/28 (1)	25	25
Sealed Air, 5.00%, 4/15/29 (1)(4)	5	5
Sealed Air, 6.125%, 2/1/28 (1)	5	5
Sealed Air, 6.875%, 7/15/33 (1)	60	60
TK Elevator Holdings, 7.625%, 7/15/28 (1)(4)	200	185
TransDigm, 6.75%, 8/15/28 (1)	50	50

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
TransDigm, 6.875%, 12/15/30 (1)	45	45
		479
Communications 2.4%
AT&T, 3.50%, 9/15/53	415	272
CCO Holdings, 5.375%, 6/1/29 (1)	5	5
CCO Holdings, 6.375%, 9/1/29 (1)	65	62
CCO Holdings, 7.375%, 3/1/31 (1)	85	84
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(4)	35	26
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(4)	105	81
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	80	80
CMG Media, 8.875%, 12/15/27 (1)	30	23
CSC Holdings, 11.25%, 5/15/28 (1)(4)	210	207
DISH DBS, 5.25%, 12/1/26 (1)	20	17
DISH DBS, 5.75%, 12/1/28 (1)	5	4
DISH DBS, 7.75%, 7/1/26	70	52
DISH Network, 11.75%, 11/15/27 (1)	90	91
iHeartCommunications, 8.375%, 5/1/27 (4)	45	31
Midas Opco Holdings, 5.625%, 8/15/29 (1)	75	63
Netflix, 6.375%, 5/15/29	20	21
Radiate Holdco/Radiate Finance, 6.50%, 9/15/28 (1)	40	22
Rogers Communications, 3.20%, 3/15/27	7	6
Rogers Communications, 3.80%, 3/15/32	355	304
Rogers Communications, 4.55%, 3/15/52	260	201
Sirius XM Radio, 4.00%, 7/15/28 (1)	60	52
Sprint, 7.625%, 3/1/26	10	10
Sprint Capital, 6.875%, 11/15/28	10	10
Sprint Capital, 8.75%, 3/15/32	125	149
T-Mobile USA, 5.20%, 1/15/33	40	39
T-Mobile USA, 5.75%, 1/15/54	365	360
Townsquare Media, 6.875%, 2/1/26 (1)(4)	65	63
Univision Communications, 7.375%, 6/30/30 (1)	12	12
Univision Communications, 8.00%, 8/15/28 (1)	35	35
Warnermedia Holdings, 3.755%, 3/15/27	45	42
		2,424
Consumer Cyclical 2.7%
Adient Global Holdings, 8.25%, 4/15/31 (1)(4)	100	102
At Home Group, 4.875%, 7/15/28 (1)	8	4
Bath & Body Works, 6.625%, 10/1/30 (1)	70	68
Bath & Body Works, 6.75%, 7/1/36 (4)	40	37
Bath & Body Works, 6.95%, 3/1/33	20	18
Bath & Body Works, 9.375%, 7/1/25 (1)	10	11
Caesars Entertainment, 7.00%, 2/15/30 (1)	105	105
Caesars Entertainment, 8.125%, 7/1/27 (1)(4)	50	51
Carnival, 7.00%, 8/15/29 (1)	35	36
Carnival, 7.625%, 3/1/26 (1)(4)	50	50

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carnival, 10.50%, 6/1/30 (1)(4)	110	117
CCM Merger, 6.375%, 5/1/26 (1)	35	34
Cedar Fair, 6.50%, 10/1/28	50	48
Churchill Downs, 6.75%, 5/1/31 (1)	50	49
Cinemark USA, 5.875%, 3/15/26 (1)(4)	90	86
Clarios Global, 6.75%, 5/15/28 (1)	51	51
Clarios Global, 8.50%, 5/15/27 (1)(4)	50	50
Cushman & Wakefield US Borrower, 6.75%, 5/15/28 (1)(4)	10	10
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)(4)	50	50
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)	100	111
Dave & Buster's, 7.625%, 11/1/25 (1)	8	8
Ford Motor, 6.10%, 8/19/32 (4)	30	28
Ford Motor, 9.625%, 4/22/30	90	104
Goodyear Tire & Rubber, 5.00%, 7/15/29 (4)	25	22
Goodyear Tire & Rubber, 5.25%, 7/15/31 (4)	70	60
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	4
Hyundai Capital America, 5.50%, 3/30/26 (1)	15	15
Life Time, 5.75%, 1/15/26 (1)	53	52
Life Time, 8.00%, 4/15/26 (1)(4)	55	55
Light & Wonder International, 7.25%, 11/15/29 (1)	55	55
Light & Wonder International, 7.50%, 9/1/31 (1)	10	10
Live Nation Entertainment, 4.75%, 10/15/27 (1)(4)	30	28
Lowe's Cos, 5.75%, 7/1/53	10	10
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (1)	8	7
Match Group, 4.125%, 8/1/30 (1)	5	4
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	107	100
Melco Resorts Finance, 5.75%, 7/21/28	200	176
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	25	25
Rivian Automotive, 4.625%, 3/15/29 (1)	20	28
Rivian Holdings, 6M USD LIBOR + 5.63%, 10.931%, 10/15/26 (1)	276	276
Ross Stores, 1.875%, 4/15/31	60	47
Royal Caribbean Cruises, 8.25%, 1/15/29 (1)	50	52
Royal Caribbean Cruises, 11.625%, 8/15/27 (1)	100	109
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(4)	59	53
Tenneco, 8.00%, 11/17/28 (1)	60	49
Wolverine World Wide, 4.00%, 8/15/29 (1)(4)	45	34
Yum! Brands, 5.375%, 4/1/32	75	70
ZF North America Capital, 6.875%, 4/14/28 (1)	155	154
		2,737
Consumer Non-Cyclical 2.5%
AbbVie, 4.25%, 11/21/49	585	494
AbbVie, 4.875%, 11/14/48	30	28
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	225	230
Avantor Funding, 4.625%, 7/15/28 (1)	60	56

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BAT Capital, 6.343%, 8/2/30	90	90
BAT Capital, 7.079%, 8/2/43	55	54
BAT International Finance, 4.448%, 3/16/28	25	24
Becton Dickinson & Company, 3.794%, 5/20/50	8	6
Becton Dickinson & Company, 4.669%, 6/6/47	175	155
CHS/Community Health Systems, 6.875%, 4/15/29 (1)	75	45
CHS/Community Health Systems, 8.00%, 12/15/27 (1)(4)	50	48
CVS Health, 5.625%, 2/21/53	55	52
Darling Ingredients, 6.00%, 6/15/30 (1)	27	26
HCA, 3.125%, 3/15/27	10	9
HCA, 3.50%, 9/1/30	180	157
Legacy LifePoint, 9.75%, 12/1/26 (1)	35	33
LifePoint Health, 9.875%, 8/15/30 (1)	50	49
Medline Borrower, 5.25%, 10/1/29 (1)	60	53
Pfizer Investment Enterprises, 5.34%, 5/19/63	160	158
Syneos Health, 3.625%, 1/15/29 (1)	15	15
Tenet Healthcare, 6.125%, 10/1/28 (4)	50	48
Tenet Healthcare, 6.125%, 6/15/30	50	48
Tenet Healthcare, 6.875%, 11/15/31	50	50
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	212
Utah Acquisition Sub, 3.95%, 6/15/26	85	80
Utah Acquisition Sub, 5.25%, 6/15/46	425	336
		2,556
Energy 2.7%
Aethon United Finance, 8.25%, 2/15/26 (1)	55	55
Chesapeake Energy, 5.875%, 2/1/29 (1)	35	33
Chesapeake Energy, 6.75%, 4/15/29 (1)	50	49
Civitas Resources, 8.375%, 7/1/28 (1)	55	57
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	30
Comstock Resources, 6.75%, 3/1/29 (1)	60	56
Continental Resources, 4.90%, 6/1/44	10	8
Crescent Energy Finance, 9.25%, 2/15/28 (1)	120	122
Crestwood Midstream Partners, 7.375%, 2/1/31 (1)	15	15
Energean Israel Finance, 4.875%, 3/30/26 (1)	160	150
Ferrellgas, 5.375%, 4/1/26 (1)	60	56
Greensaif Pipelines Bidco, 6.51%, 2/23/42	200	202
Hess, 7.125%, 3/15/33	5	5
Hess, 7.30%, 8/15/31	5	5
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 6.00%, 4/15/30 (1)	70	65
Hilcorp Energy, 6.00%, 2/1/31 (1)	75	69
Kinetik Holdings, 5.875%, 6/15/30 (1)	80	77
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	100	97
NGL Energy Operating, 7.50%, 2/1/26 (1)	75	75
Northriver Midstream Finance, 5.625%, 2/15/26 (1)(4)	55	53
NuStar Logistics, 6.00%, 6/1/26	45	44

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Occidental Petroleum, 6.20%, 3/15/40	160	158
Occidental Petroleum, 6.45%, 9/15/36	10	10
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	11
Occidental Petroleum, 8.50%, 7/15/27	10	11
Occidental Petroleum, 8.875%, 7/15/30	140	160
ONEOK, 5.55%, 11/1/26	25	25
ONEOK, 5.80%, 11/1/30	55	55
Range Resources, 4.75%, 2/15/30 (1)(4)	45	41
Seadrill Finance, 8.375%, 8/1/30 (1)(4)	200	205
Southwestern Energy, 4.75%, 2/1/32	60	53
Southwestern Energy, 5.375%, 3/15/30	40	37
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	92	88
Tallgrass Energy Partners, 7.50%, 10/1/25 (1)	10	10
Targa Resources Partners, 5.50%, 3/1/30	12	12
Targa Resources Partners, 6.875%, 1/15/29	10	10
Transocean, 8.75%, 2/15/30 (1)	13	14
Transocean, 11.50%, 1/30/27 (1)	1	1
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	60	51
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	60	58
Venture Global LNG, 8.125%, 6/1/28 (1)	100	101
Venture Global LNG, 8.375%, 6/1/31 (1)	210	211
Vermilion Energy, 6.875%, 5/1/30 (1)	80	76
		2,737
Industrial Other 0.1%
Booz Allen Hamilton, 5.95%, 8/4/33	45	45
Pike, 5.50%, 9/1/28 (1)	60	54
		99
Technology 0.6%
Athenahealth Group, 6.50%, 2/15/30 (1)(4)	65	56
Boxer Parent, 9.125%, 3/1/26 (1)	20	20
Capstone Borrower, 8.00%, 6/15/30 (1)	55	54
Central Parent, 7.25%, 6/15/29 (1)	45	44
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (1)	40	41
Cloud Software Group, 9.00%, 9/30/29 (1)	100	89
Entegris Escrow, 5.95%, 6/15/30 (1)	60	57
Gen Digital, 7.125%, 9/30/30 (1)(4)	25	25
Neptune Bidco, 9.29%, 4/15/29 (1)	20	19
Presidio Holdings, 8.25%, 2/1/28 (1)	80	77
Sensata Technologies, 5.875%, 9/1/30 (1)	200	189
Workday, 3.80%, 4/1/32 (4)	10	9
		680
Transportation 0.2%
American Airlines/AAdvantage, 5.50%, 4/20/26 (1)	28	27
American Airlines/AAdvantage, 5.75%, 4/20/29 (1)	110	105

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
American Airlines/AAdvantage, 11.75%, 7/15/25 (1)	50	55
United Airlines, 4.625%, 4/15/29 (1)	5	4
Watco, 6.50%, 6/15/27 (1)	60	58
		249
Total Industrial		12,234
UTILITY 1.3%
Electric 1.3%
Duke Energy, 5.00%, 8/15/52	365	320
Exelon, 5.60%, 3/15/53	165	158
Pacific Gas & Electric, 2.50%, 2/1/31	45	35
Pacific Gas & Electric, 6.70%, 4/1/53	125	121
PG&E, 5.00%, 7/1/28 (4)	60	55
Talen Energy Supply, 8.625%, 6/1/30 (1)	95	99
Terraform Global Operating, 6.125%, 3/1/26 (1)	50	48
Vistra, 7.00% (1)(5)(6)	60	55
Vistra, 8.00% (1)(5)(6)	291	278
Vistra Operations, 5.125%, 5/13/25 (1)	155	151
		1,320
Natural Gas 0.0%
Boston Gas, 6.119%, 7/20/53 (1)	35	35
		35
Total Utility		1,355
Total Corporate Bonds (Cost $19,825)		19,476
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.5%
Owned No Guarantee 0.5%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 3/30/26	200	184
CITGO Petroleum, 7.00%, 6/15/25 (1)	10	10
Israel Electric, 7.75%, 12/15/27	250	264
		458
Sovereign 0.3%
Bulgaria Government International Bond, 4.50%, 1/27/33 (EUR)	280	301
		301
Treasuries 0.7%
Mexican Bonos, 7.50%, 5/26/33 (MXN)	14,125	736
		736
Total Foreign Government Obligations & Municipalities (Cost $1,525)		1,495
MUNICIPAL SECURITIES 0.1%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/27	4	4

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, Zero Coupon, 7/1/24	1	0
Puerto Rico Commonwealth, Series A, Zero Coupon, 7/1/33	4	2
Puerto Rico Commonwealth, VR, Series CW, 1.00%, 11/1/43 (7)	79	41
		66
Total Municipal Securities (Cost $69)		66
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 6.7%
Collateralized Mortgage Obligations 4.6%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	167	136
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	258	230
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	299	280
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	78
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, CMO, ARM, SOFR30A + 2.30%, 7.588%, 1/25/43 (1)	18	19
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, CMO, ARM, SOFR30A + 1.90%, 7.196%, 6/25/43 (1)	298	299
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	114
Finance of America HECM Buyou, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	63	62
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	90	69
Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.396%, 3/25/43 (1)	9	9
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, CMO, ARM, SOFR30A + 2.10%, 7.396%, 4/25/43 (1)	287	290
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.571%, 7/25/66 (1)	139	108
GCAT Trust, Series 2023-INV1, Class A1, CMO, ARM, 6.00%, 8/25/53 (1)	205	200
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	449	341
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.283%, 10/25/46 (1)	100	91
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.649%, 5/25/47 (1)	135	110
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.578%, 12/25/50 (1)	186	152
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.286%, 6/25/50 (1)	183	151
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO, ARM, 3.52%, 7/25/52 (1)	62	52
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	220	213
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	416	401
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.85%, 7.138%, 11/25/31 (1)	76	75
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.714%, 12/25/49 (1)	453	384
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, CMO, ARM, SOFR30A + 2.30%, 7.588%, 8/25/33 (1)	154	154
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	135	114
Verus Securitization Trust, Series 2021-3, Class A1, CMO, ARM, 1.046%, 6/25/66 (1)	308	258

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	45	40
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.474%, 4/25/67 (1)	82	78
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	91	90
Verus Securitization Trust, Series 2023-3, Class A2, CMO, ARM, 6.438%, 3/25/68 (1)	94	93
		4,691
Commercial Mortgage-Backed Securities 2.1%
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M TSFR + 2.86%, 8.175%, 9/15/38 (1)	200	167
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR + 2.25%, 7.565%, 10/15/37 (1)	50	48
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	400	410
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS, ARM, 3.571%, 2/10/48	110	104
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	371
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	19
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.759%, 2/10/49	40	36
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.086%, 12/15/52	145	109
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, ARM, 3.43%, 8/10/50	395	358
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	64
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	80
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class E, ARM, 1M TSFR + 1.66%, 6.975%, 12/15/37 (1)	270	264
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	92
		2,122
Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,182)		6,813
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.9%
U.S. Government Agency Obligations 21.7%
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	899	761
2.00%, 5/1/36 - 4/1/52	7,522	6,041
2.50%, 10/1/36 - 4/1/52	3,424	2,908
3.00%, 12/1/32 - 6/1/52	3,080	2,695
3.50%, 5/1/35 - 8/1/49	1,433	1,308
4.00%, 11/1/37 - 9/1/52	1,526	1,419
4.50%, 9/1/49 - 10/1/50	245	237
5.00%, 11/1/44 - 9/1/49	110	110
6.00%, 1/1/53 - 8/1/53	710	717
UMBS, TBA (8)
2.00%, 9/19/37 - 9/14/53	1,015	886
2.50%, 9/14/53	2,540	2,104
3.00%, 9/18/38 - 9/14/53	440	382
3.50%, 9/14/53	730	652
4.50%, 9/14/53	705	668
5.00%, 9/14/53	920	892

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.50%, 9/14/53	475	469
		22,249
U.S. Government Obligations 7.2%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52	302	250
2.50%, 8/20/50 - 1/20/52	1,578	1,342
3.00%, 10/20/46 - 10/20/51	1,405	1,241
3.50%, 4/20/46 - 10/20/50	849	781
4.00%, 6/20/47 - 1/20/51	253	238
4.50%, 6/20/47 - 10/20/47	95	92
5.00%, 8/20/47 - 4/20/53	167	163
5.50%, 4/20/48	38	39
7.00%, 12/20/52	24	25
Government National Mortgage Assn., TBA (8)
2.00%, 9/21/53	1,323	1,091
4.00%, 9/21/53	535	498
4.50%, 9/21/53	390	372
5.00%, 9/21/53	90	88
5.50%, 9/21/53	710	703
6.00%, 9/21/53	275	276
6.50%, 9/21/53	135	137
		7,336
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $30,296)		29,585
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 33.8%
U.S.Treasury Obligations 33.8%
U.S. Treasury Bonds, 1.75%, 8/15/41	890	598
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	901
U.S. Treasury Bonds, 2.25%, 2/15/52	30	20
U.S. Treasury Bonds, 2.375%, 2/15/42	80	59
U.S. Treasury Bonds, 2.875%, 5/15/52	55	43
U.S. Treasury Bonds, 3.00%, 8/15/52	325	259
U.S. Treasury Bonds, 3.25%, 5/15/42	130	111
U.S. Treasury Bonds, 3.625%, 2/15/53	120	108
U.S. Treasury Bonds, 3.625%, 5/15/53 (9)	2,605	2,349
U.S. Treasury Bonds, 3.875%, 2/15/43	115	107
U.S. Treasury Bonds, 3.875%, 5/15/43	2,395	2,227
U.S. Treasury Bonds, 4.00%, 11/15/42	155	147
U.S. Treasury Bonds, 4.00%, 11/15/52	280	270
U.S. Treasury Notes, 0.75%, 8/31/26	155	139
U.S. Treasury Notes, 0.875%, 9/30/26 (9)	480	431
U.S. Treasury Notes, 1.50%, 1/31/27	260	236
U.S. Treasury Notes, 1.875%, 2/15/32	145	122
U.S. Treasury Notes, 1.875%, 2/28/27	895	821
U.S. Treasury Notes, 2.625%, 5/31/27	345	324

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 2.75%, 8/15/32	140	126
U.S. Treasury Notes, 2.75%, 7/31/27	320	301
U.S. Treasury Notes, 2.875%, 5/15/32	25	23
U.S. Treasury Notes, 3.125%, 8/31/27	530	506
U.S. Treasury Notes, 3.375%, 5/15/33	3,930	3,702
U.S. Treasury Notes, 3.50%, 1/31/28	95	92
U.S. Treasury Notes, 3.50%, 2/15/33	235	224
U.S. Treasury Notes, 3.625%, 3/31/28	675	656
U.S. Treasury Notes, 3.625%, 5/31/28	3,585	3,487
U.S. Treasury Notes, 3.75%, 6/30/30	500	487
U.S. Treasury Notes, 3.875%, 11/30/29	80	78
U.S. Treasury Notes, 3.875%, 11/30/27	160	157
U.S. Treasury Notes, 4.00%, 7/31/30	1,050	1,037
U.S. Treasury Notes, 4.00%, 6/30/28	7,370	7,282
U.S. Treasury Notes, 4.125%, 9/30/27	225	223
U.S. Treasury Notes, 4.625%, 6/30/25	6,900	6,862
		34,515
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $35,958)		34,515
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 5.40% (10)(11)	4,020	4,020
Total Short-Term Investments (Cost $4,020)		4,020
SECURITIES LENDING COLLATERAL 2.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 5.40% (10)(11)	2,366	2,366
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		2,366
Total Securities Lending Collateral (Cost $2,366)		2,366

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Put, 9/22/23 @ $109.50 (12)	65	7,217	15
Total Exchange-Traded Options Purchased (Cost $19)			15
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan Chase Bank N.A.	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG-S40, 1 Year Index, 6/20/28), Pay 1.00% Quarterly, Receive upon credit default, 10/18/23 @0.85% *(12)	1	20,200	6
Total OTC Options Purchased (Cost $20)				6
Total Options Purchased (Cost $39)				21

Total Investments 114.2% of Net Assets (Cost $119,807)	$116,782
Other Assets Less Liabilities (14.2%)	(14,558)
Net Assets 100.0%	$102,224

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $27,767 and represents 27.2% of net assets.
(2)	All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at August 31, 2023.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $9,218 and represents 9.0% of net assets.
(9)	At August 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Seven-day yield
(11)	Affiliated Companies
(12)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
3M NDBB	Three month NZD bank bill
6M TSFR	Six month term SOFR (Secured overnight financing rate)

T. ROWE PRICE TOTAL RETURN ETF

6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL	Brazilian Real
CAD	Canada Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
CZK	Czech Koruna
EUR	Euro
FRN	Floating Rate Note
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
TONA	Tokyo overnight average rate
TSFR	Term SOFR (Secured overnight financing rate)
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Beazer Homes, B2*), Pay 5.00% Quarterly, Receive upon credit default, 6/20/28	500	(43)	(47)	4
Total Centrally Cleared Credit Default Swaps, Protection Bought				4
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: CHS/Community Health System, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	13	(4)	—	(4)
Protection Sold (Relevant Credit: CHS/Community Health System, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 6/20/25	5	—	—	—
Protection Sold (Relevant Credit: Metlife, A3*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/28	9	—	—	—
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40 ), Receive 5.00% Quarterly, Pay upon credit default, 6/20/28	1,745	66	54	12
Total Centrally Cleared Credit Default Swaps, Protection Sold				8
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed 5.422% Semi-Annually, Pay Variable 5.645% (3M NDBB) Quarterly, 7/18/25 (NZD)	980	(1)	—	(1)
2 Year Interest Rate Swap, Receive Fixed 5.479% Semi-Annually, Pay Variable 5.655% (3M NDBB) Quarterly, 7/24/25 (NZD)	4,000	(1)	—	(1)
5 Year Interest Rate Swap, Pay Fixed 0.418% Annually, Receive Variable 0.061% (JPY TONA) Annually, 8/10/28 (JYP)	890,000	(13)	—	(13)
Total Interest Rate Swaps				(15)
Total Centrally Cleared Swaps				(3)
Net payments (receipts) of variation margin to date				$3
Variation margin receivable (payable) on centrally cleared swaps				$—

*	Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
BNP Paribas	11/24/23	USD	115	EUR	105	$—
Canadian Imperial Bank of Commerce	10/20/23	CAD	340	USD	259	(7)
Citibank N.A.	10/19/23	USD	150	ILS	555	4
Citibank N.A.	10/19/23	ILS	434	USD	115	(1)
Citibank N.A.	10/19/23	ILS	121	USD	32	—
Citibank N.A.	10/19/23	ILS	677	USD	178	—
Deutsche Bank AG	9/8/23	USD	525	COP	2,121,663	7
Goldman Sachs International	9/5/23	USD	20	BRL	100	—
Goldman Sachs International	9/8/23	USD	245	COP	1,043,945	(9)
Goldman Sachs International	9/8/23	COP	7,036,664	USD	1,688	31
Goldman Sachs International	9/5/23	BRL	100	USD	20	—
HSBC Bank	10/6/23	USD	411	IDR	6,261,235	—
HSBC Bank	10/20/23	JPY	4,410,000	USD	31	—
HSBC Bank	10/19/23	ILS	193	USD	51	—
JP Morgan Chase Bank	10/13/23	USD	1,112	MXN	19,105	(1)
JP Morgan Chase Bank	10/19/23	USD	269	ILS	969	14
JP Morgan Chase Bank	10/19/23	ILS	454	USD	120	—
Morgan Stanley	9/5/23	USD	241	BRL	1,220	(5)
Morgan Stanley	9/5/23	BRL	2,541	USD	522	(9)
Morgan Stanley	10/13/23	USD	161	MXN	2,798	(2)
Morgan Stanley	9/8/23	USD	579	COP	2,398	(6)
Morgan Stanley	10/13/23	CZK	5,490	USD	258	(11)
Morgan Stanley	10/13/23	MXN	920	USD	53	—
Morgan Stanley	9/5/23	USD	516	BRL	2,541	3
Morgan Stanley	9/5/23	BRL	1,220	USD	248	(1)
Royal Bank of Canada	10/13/23	USD	172	MXN	2,998	(3)
Royal Bank of Canada	10/20/23	CAD	210	USD	159	(4)
Standard Chartered Bank	10/6/23	IDR	3,867,980	USD	258	(4)
State Street Bank London	9/5/23	USD	241	BRL	1,220	(5)
State Street Bank London	9/8/23	USD	9	COP	36,715	—
State Street Bank London	10/13/23	USD	206	MXN	3,597	(4)
State Street Bank London	10/13/23	USD	160	MXN	2,798	(3)
State Street Bank London	10/13/23	USD	160	MXN	2,798	(3)
State Street Bank London	9/8/23	USD	345	COP	1,436,796	(6)
State Street Bank London	10/20/23	USD	17	CAD	22	—
State Street Bank London	10/20/23	USD	17	CAD	22	—
State Street Bank London	10/19/23	USD	271	ILS	969	16
State Street Bank London	10/13/23	MXN	27,978	USD	1,619	11
State Street Bank London	10/13/23	MXN	13,434	USD	777	6
State Street Bank London	10/19/23	ILS	115	USD	31	—
State Street Bank London	11/24/23	USD	29	EUR	26	—
State Street Bank London	11/24/23	USD	87	EUR	79	1
State Street Bank London	11/24/23	USD	82	EUR	75	1
State Street Bank London	11/24/23	USD	40	EUR	36	—
State Street Bank London	11/24/23	USD	56	EUR	51	—
State Street Bank London	11/24/23	EUR	30	USD	33	—
State Street Bank London	10/19/23	ILS	96	USD	26	—
State Street Bank London	10/19/23	ILS	96	USD	26	—
State Street Bank London	10/19/23	ILS	96	USD	26	—
UBS AG	10/20/23	NZD	25	USD	16	(1)
UBS AG	10/13/23	USD	43	MXN	725	—
UBS AG	10/13/23	CZK	3,400	USD	159	(6)
UBS AG	10/6/23	IDR	2,393,255	USD	159	(2)
UBS AG	10/13/23	USD	1,216	MXN	20,706	10
UBS AG	10/20/23	USD	409	CAD	545	5
UBS AG	10/13/23	USD	404	CZK	8,890	4

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
UBS AG	10/19/23	ILS	244	USD	65	$—
Net unrealized gain (loss) on open forward currency exchange contracts						$20

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 3 Canadian Treasury Bonds ten year contracts	12/23	(262)	$(3)
Short, 4 Long Gilt contracts	12/23	(477)	(4)
Short, 17 U.S. Treasury Notes ten year contracts	12/23	(1,872)	(15)
Short, 5 Ultra U.S. Treasury Notes ten year contracts	12/23	(574)	(7)
Long, 7 Australian Treasury Bonds ten year contracts	09/23	520	7
Long, 54 Australian Treasury Bonds three year contracts	09/23	3,721	2
Long, 1 Euro-Bund contracts	09/23	144	1
Long, 15 U.S. Treasury Long Bonds contracts	12/23	1,799	26
Long, 109 U.S. Treasury Notes five year contracts	12/23	11,598	56
Long, 5 U.S. Treasury Notes two year contracts	12/23	1,019	—
Long, 7 Ultra U.S. Treasury Bonds contracts	12/23	892	14
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$77

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$109++
Totals	$—#	$—	$109+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 8/31/23
T. Rowe Price Government Reserve Fund	$884	¤	¤	$6,386
	Total			$6,386^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $109 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $6,386.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Total Return ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE TOTAL RETURN ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$105,638	$—	$105,638
Bank Loans	—	4,502	183	4,685
Convertible Preferred Stocks	—	52	—	52
Short-Term Investments	4,020	—	—	4,020
Securities Lending Collateral	2,366	—	—	2,366
Options Purchased	15	6	—	21
Total Securities	6,401	110,198	183	116,782
Swaps*	—	16	—	16
Forward Currency Exchange Contracts	—	113	—	113
Futures Contracts*	106	—	—	106
Total	$6,507	$110,327	$183	$117,017
Liabilties
Swaps*	$—	$19	$—	$19
Forward Currency Exchange Contracts	—	93	—	93
Futures Contracts*	29	—	—	29
Total	$29	$112	$—	$141

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF988-054Q1
08/2023